Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001589756
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018